THE HENLOPEN FUND

                               SEMIANNUAL REPORT
                               DECEMBER 31, 2001

To My Fellow Shareholders:

For the quarter ended December 31, 2001, The Henlopen Fund increased 31.1%. Annualized returns for the Fund for one, three and five years are 0.7%, 10.0% and 13.8%, respectively. Since inception on December 2, 1992, the Fund has an annualized return of 16.6%.

The Fund's unassuming yet relatively superior return of 0.7% for calendar 2001 belies a tumultuous year in the financial markets, a year which saw the highest volatility in the S&P Index since 1974. Nasdaq Composite Index volatility decreased modestly from the year 2000 but remained at the second-highest level in its history, increasing or decreasing by 100 basis points or more on two-thirds of the year's trading days. While outperforming the Nasdaq Composite and S&P 500 Indices in calendar 2001 by 2,180 basis points and 1,370 basis points, respectively, the Fund participated in the same roller coaster ride as those benchmarks, rising or declining by double digits in each quarter. Such swings, along with the demise of the most day traders, will hopefully revive the concept of long-term investment in both professional money managers and the public they serve. While no strangers ourselves to short-term trading tactics, taking what the market will give in the fight for our shareholders' financial well-being, we recognize that our most rewarding stocks are those we have held for years.

We exited 2001 in an investment environment as uncertain as the one in which we entered the year. Company earnings fell further than stock prices during the year keeping valuations as an issue for the major indices. Tight monetary policy quickly gave way to unprecedented easing throughout the year, but the damage done by the Federal Reserve in 2000 has given subsequent rate cuts the effectiveness of "pushing on a string."

Decreased demand has hampered efforts to work down inventories, and excess manufacturing capacity, particularly in the technology sector, may limit economic growth when it does resume. Additionally, a deflationary selling environment coupled with increased security and logistics expenses will make it difficult for companies to expand margins despite their rounds of cost-cutting. In this environment, it will be imperative that companies show significant revenue growth if they are to increase earnings and stock valuations.

While stock market leadership remains nonexistent, giving us pause as to near-term market direction, we are finding many attractive opportunities with strong revenue drivers in the small-cap arena. Individual names in the healthcare and financial industries continue to show strong fundamentals, while in other sectors superior stock-picking becomes even more crucial. We are comfortable with such a scenario, and will become increasingly so should the stock market backdrop turn neutral to more favorable as it anticipates the resumption of economic growth in the second half of 2002.

Sincerely,

/s/Michael L. Hershey

Michael L. Hershey
President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

   Date         The Henlopen Fund     S&P 500 Index    Lipper Growth Fund Index
   ----         -----------------     -------------    ------------------------
  12/2/92            $10,000             $10,000                $10,000
 12/31/92            $10,010             $10,162                $10,204
  3/31/93            $10,821             $10,604                $10,507
  6/30/93            $11,562             $10,654                $10,661
  9/30/93            $12,450             $10,926                $11,173
 12/31/93            $12,999             $11,179                $11,426
  3/31/94            $12,760             $10,758                $11,084
  6/30/94            $12,126             $10,804                $10,841
  9/30/94            $12,853             $11,332                $11,373
 12/31/94            $12,644             $11,330                $11,246
  3/31/95            $13,583             $12,430                $12,059
  6/30/95            $15,494             $13,613                $13,349
  9/30/95            $17,819             $14,692                $14,563
 12/31/95            $17,453             $15,574                $14,918
  3/31/96            $19,233             $16,409                $15,591
  6/30/96            $21,442             $17,144                $16,107
  9/30/96            $21,024             $17,670                $16,566
 12/31/96            $21,182             $19,141                $17,527
  3/31/97            $20,072             $19,658                $17,468
  6/30/97            $22,519             $23,083                $20,228
  9/30/97            $28,095             $24,811                $22,301
 12/31/97            $25,971             $25,524                $22,450
  3/31/98            $31,183             $29,084                $25,229
  6/30/98            $29,902             $30,041                $25,946
  9/30/98            $23,918             $27,058                $22,985
 12/31/98            $30,323             $32,818                $28,216
  3/31/99            $30,744             $34,456                $29,647
  6/30/99            $34,816             $36,885                $31,571
  9/30/99            $34,260             $34,582                $29,936
 12/31/99            $49,162             $39,781                $36,103
  3/31/00            $63,069             $40,678                $38,735
  6/30/00            $53,512             $39,597                $37,119
  9/30/00            $50,296             $39,213                $36,626
 12/31/00            $40,041             $36,145                $32,176
  3/31/01            $33,035             $31,860                $26,892
  6/30/01            $38,551             $33,724                $28,772
  9/30/01            $30,774             $28,787                $23,228
 12/31/01            $40,339             $31,864                $26,394

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                               THE HENLOPEN FUND

                            STATEMENT OF NET ASSETS
                         December 31, 2001 (Unaudited)

SHARES OR
PRINCIPAL                                                            QUOTED
  AMOUNT                                               COST       MARKET VALUE
  ------                                               ----       ------------

LONG-TERM INVESTMENTS -- 97.8% (A)<F3>
COMMON STOCKS -- 97.2% (A)<F3>

            BASIC MATERIALS -- 2.4%
   150,000  Agrium Inc.                            $  1,990,950   $  1,590,000
   100,000  Century Aluminum Co.                      2,010,160      1,336,000
    50,000  Placer Dome Inc.                            579,895        545,500
                                                   ------------   ------------
                                                      4,581,005      3,471,500
                                                   ------------   ------------

            COAL -- 5.9%
   100,000  Arch Coal, Inc.                           3,102,418      2,270,000
    75,000  CONSOL Energy Inc.                        1,845,085      1,863,000
        45  Kentucky River Coal Corp.                   151,250        160,875
   200,000  Massey Energy Co.                         4,881,330      4,146,000
                                                   ------------   ------------
                                                      9,980,083      8,439,875

            COMMUNICATIONS -- 12.6%
   175,000  ADC Telecommunications,
              Inc.*<F2>                               4,211,878        805,000
   180,000  C-COR.net Corp.*<F2>                      2,461,500      2,622,600
   150,000  Enterasys Networks, Inc.*<F2>             2,609,851      1,327,500
    60,000  F5 Networks, Inc.*<F2>                    2,203,749      1,292,400
   200,000  NMS Communications
              Corp.*<F2>                              2,405,787        964,000
   130,000  Optibase Ltd.*<F2>                        2,004,689        338,000
   380,000  Packeteer, Inc.*<F2>                      3,691,492      2,800,600
    90,000  Polycom, Inc.*<F2>                          992,747      3,066,300
   300,000  Raindance Communications,
              Inc.*<F2>                                 867,600      1,713,000
   100,000  Redback Networks Inc.*<F2>                4,919,180        395,000
   301,000  Science Dynamics Corp.*<F2>               2,771,553         24,080
   260,000  Symmetricom, Inc.*<F2>                    1,731,150      1,978,600
   200,000  U.S. Wireless Data Inc.*<F2>                681,135        736,000
                                                   ------------   ------------
                                                     31,552,311     18,063,080

            COMPUTER SYSTEMS -- 0.9%
   100,000  Sun Microsystems, Inc.*<F2>               3,070,625      1,230,000

            CONSTRUCTION SERVICES -- 3.3%
    50,000  Lennar Corp.                              2,279,855      2,341,000
   150,000  Willbros Group, Inc.*<F2>                 2,499,511      2,400,000
                                                   ------------   ------------
                                                      4,779,366      4,741,000

            CONSUMER NON-DURABLES -- 0.9%
   200,000  Electric Fuel Corp.*<F2>                  1,487,441        332,000
    82,500  Phillips-Van Heusen Corp.                 1,258,744        899,250
                                                   ------------   ------------
                                                      2,746,185      1,231,250

            DISTRIBUTION -- 2.4%
    60,000  D & K Healthcare
              Resources, Inc.                           899,406      3,417,000

            ELECTRIC/ALTERNATIVE ENERGY -- 0.8%
    60,000  FuelCell Energy, Inc.*<F2>                2,713,749      1,088,400

            ELECTRONICS/EQUIPMENT MANUFACTURING --1.1%
   100,000  Teledyne Technologies Inc.*<F2>           2,768,880      1,629,000

            FINANCIAL SERVICES -- 4.2%
   100,000  Gladstone Capital Corp. (b)<F4>           1,636,194      1,850,000
    10,000  Markel Corp.*<F2>                         1,835,000      1,796,500
    44,000  Southern Financial
              Bancorp, Inc.                             847,040      1,164,680
    67,500  WSFS Financial Corp.                      1,204,756      1,171,125
                                                   ------------   ------------
                                                      5,522,990      5,982,305

            HEALTHCARE PRODUCTS -- 15.5%
   300,000  Antex Biologics Inc.*<F2>                 1,729,609        465,000
   175,000  Atrix Laboratories, Inc.*<F2>             4,060,489      3,606,750
    75,000  Genencor International Inc.*<F2>          1,208,950      1,197,000
   350,000  IGEN International, Inc.*<F2>             6,214,678     14,035,000
    50,000  Pharmaceutical
              Resources, Inc.*<F2>                    2,001,800      1,690,000
   160,000  PharmaNetics, Inc.*<F2>                   2,272,750      1,160,000
                                                   ------------   ------------
                                                     17,488,276     22,153,750

            HEALTHCARE SERVICES -- 4.4%
    50,000  Health Management
              Associates, Inc.*<F2>                   1,029,300        920,000
    50,000  Matria Healthcare, Inc.*<F2>              1,582,952      1,731,500
   200,000  Paradigm Genetics, Inc.*<F2>              2,122,252      1,140,000
   125,000  QuadraMed Corp.*<F2>                      1,162,100      1,056,250
    72,500  SFBC International, Inc.*<F2>             1,184,100      1,486,250
                                                   ------------   ------------
                                                      7,080,704      6,334,000

            LEISURE/ENTERTAINMENT -- 0.1%
   200,000  CTN Media Group, Inc.*<F2>                1,619,092        200,000

            MEDICAL PRODUCTS/SUPPLIES -- 3.9%
   107,500  Cantel Medical Corp.*<F2>                 1,854,167      2,052,175
    80,000  Conceptus, Inc.*<F2>                      1,468,146      1,888,000
    90,000  Kensey Nash Corp.*<F2>                    1,469,049      1,620,000
                                                   ------------   ------------
                                                      4,791,362      5,560,175

            MISCELLANEOUS MANUFACTURING -- 7.0%
   110,000  Acacia Research Corp.*<F2>                1,729,676      1,217,700
   150,000  Axsys Technologies, Inc.*<F2>             4,046,085      1,500,000
    28,000  Engineered Support
              Systems, Inc.                           1,258,600        957,880
   123,000  Tredegar Corp.                            2,632,670      2,337,000
    50,000  Tyco International Ltd.                   3,023,875      2,945,000
   150,000  Unifi, Inc.*<F2>                          1,983,000      1,087,500
                                                   ------------   ------------
                                                     14,673,906     10,045,080

            OIL & GAS EXPLORATION/PRODUCTION -- 6.9%
    80,000  Devon Energy Corp.                        4,217,618      3,092,000
   100,000  Newfield Exploration Co.*<F2>             3,839,695      3,551,000
    25,000  Penn Virginia Corp.                       1,085,738        852,500
    50,000  Prima Energy Corp.*<F2>                   1,686,719      1,087,500
   200,000  Ultra Petroleum Corp.*<F2>                1,229,264      1,218,000
                                                   ------------   ------------
                                                     12,059,034      9,801,000

            OILFIELD PRODUCTS/SERVICES -- 5.3%
    75,000  Grant Prideco, Inc.*<F2>                  1,593,380        862,500
   600,000  Grey Wolf, Inc.*<F2>                      3,887,199      1,782,000
    75,000  Patterson-UTI Energy, Inc.*<F2>           2,381,248      1,748,250
   110,000  Universal Compression
              Holdings, Inc.*<F2>                     3,613,692      3,243,900
                                                   ------------   ------------
                                                     11,475,519      7,636,650

            RESTAURANTS -- 0.3%
   100,000  Smith & Wollensky
              Restaurant Group, Inc.*<F2>               650,000        381,000

            RETAILING -- 4.1%
    30,000  Pep Boys-Manny,
              Moe & Jack                                545,997        514,500
   375,000  Rite Aid Corp.*<F2>                       2,971,897      1,897,500
   195,000  Whitehall Jewellers, Inc.*<F2>            2,625,473      2,143,050
    30,000  Zale Corp.*<F2>                           1,252,425      1,256,400
                                                   ------------   ------------
                                                      7,395,792      5,811,450

            SEMICONDUCTORS/RELATED -- 4.1%
    40,000  ATMI, Inc.*<F2>                           1,009,872        954,000
    75,000  Conexant Systems, Inc.*<F2>               3,335,313      1,077,000
    90,000  ESS Technology, Inc.*<F2>                 1,853,150      1,913,400
    70,000  Fairchild Semiconductor
              Corp.*<F2>                              2,586,540      1,974,000
                                                   ------------   ------------
                                                      8,784,875      5,918,400

            SOFTWARE & RELATED SERVICES -- 10.3%
   125,000  BAM! Entertainment, Inc.*<F2>             1,055,450      1,038,750
   370,500  Bitstream Inc.*<F2>                       2,802,150      2,541,630
   100,000  Critical Path, Inc.*<F2>                  4,514,550        274,000
    60,000  Intrado Inc.*<F2>                         1,882,013      1,608,000
   300,000  Level 8 Systems, Inc.*<F2>                2,248,528        822,000
   350,000  ON Technology Corp.*<F2>                    967,898      1,109,500
   300,000  SafeNet, Inc.*<F2>                        5,165,019      5,682,000
   300,000  TeleCommunication
              Systems, Inc.*<F2>                      1,158,311      1,635,000
                                                   ------------   ------------
                                                     19,793,919     14,710,880

            TRANSPORTATION -- 0.8%
   120,000  General Maritime Corp.*<F2>               1,198,960      1,200,000
                                                   ------------   ------------
                Total common stocks                 175,626,039    139,045,795

PREFERRED STOCKS -- 0.6%(A)<F3>
    50,000  EXCO Resources, Inc.,
              5.00%, Conv Pfd 05/23/03                  939,100        875,500
                                                   ------------   ------------
                Total long-term
                  investments                       176,565,139    139,921,295

SHORT-TERM INVESTMENTS -- 2.4% (A)<F3>
            VARIABLE RATE DEMAND NOTE -- 2.4%
$3,477,525  Firstar Bank U.S.A., N.A.                 3,477,525      3,477,525
                                                   ------------   ------------
                Total investments                  $180,042,664    143,398,820
                                                   ------------
                                                   ------------
            Liabilities, less cash and
              receivables (0.2%) (A)<F3>                              (247,062)
                                                                  ------------
                NET ASSETS                                        $143,151,758
                                                                  ------------
                                                                  ------------
                Net Asset Value Per Share
                  (No par value, unlimited
                  shares authorized), offering
                  and redemption price
                  ($143,151,758 / 7,161,258
                  shares outstanding)                             $      19.99
                                                                  ------------
                                                                  ------------

  *<F2>   Non-income producing security.
(a)<F3>   Percentages for the various classifications relate to net assets.
(b)<F4>   A closed-end, non-diversified management investment company.

  The accompanying notes to financial statements are an integral part of this statement.

                               THE HENLOPEN FUND

                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 2001 (Unaudited)

INCOME:
   Dividends                                                        $  222,839
   Interest                                                             60,287
                                                                    ----------
       Total income                                                    283,126
                                                                    ----------

EXPENSES:
   Investment management fees                                          673,052
   Transfer agent fees                                                  82,663
   Administrative services                                              63,899
   Printing and postage expense                                         26,982
   Professional fees                                                    25,044
   Insurance expense                                                    22,070
   Registration fees                                                    18,105
   Custodian fees                                                       17,287
   Board of Trustees fees                                                4,000
   Other expenses                                                       24,649
                                                                    ----------
       Total expenses                                                  957,751
                                                                    ----------

NET INVESTMENT LOSS                                                   (674,625)
                                                                    ----------

NET REALIZED GAIN ON INVESTMENTS                                     3,764,449

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS               2,653,509
                                                                    ----------

NET GAIN ON INVESTMENTS                                              6,417,958
                                                                    ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,743,333
                                                                    ----------
                                                                    ----------

                      STATEMENTS OF CHANGES IN NET ASSETS
            For the Period Ending December 31, 2001 (Unaudited) and
                        For the Year Ended June 30, 2001

                                                                                 DECEMBER 31, 2001     JUNE 30, 2001
                                                                                 -----------------     -------------
OPERATIONS:
     Net investment loss                                                            $   (674,625)      $ (1,431,611)
     Net realized gain on investments                                                  3,764,449         11,910,780
     Net increase (decrease) in unrealized appreciation on investments                 2,653,509        (83,743,735)
                                                                                    ------------       ------------
          Net increase (decrease) in net assets resulting from operations              5,743,333        (73,264,566)
                                                                                    ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net realized gains ($0.04378
       and $1.23071 per share, respectively)                                            (335,471)       (11,029,971)
                                                                                    ------------       ------------
          Total distributions                                                           (335,471)       (11,029,971)*<F5>
                                                                                    ------------       ------------

FUND SHARE ACTIVITIES:
     Proceeds from shares issued (1,700,681 and 5,571,035 shares, respectively)       30,006,651        128,229,198
     Net asset value of shares issued in distributions
       (18,200 and 597,322 shares, respectively)                                         329,609         10,842,630
     Cost of shares redeemed (2,437,146 and 6,747,100 shares, respectively)          (43,463,952)      (144,011,426)
                                                                                    ------------       ------------
          Net decrease in net assets derived from Fund share activities              (13,127,692)        (4,939,598)
                                                                                    ------------       ------------
          TOTAL DECREASE                                                              (7,719,830)       (89,234,135)

NET ASSETS AT THE BEGINNING OF THE PERIOD                                            150,871,588        240,105,723
                                                                                    ------------       ------------
NET ASSETS AT THE END OF THE PERIOD                                                 $143,151,758       $150,871,588
                                                                                    ------------       ------------
                                                                                    ------------       ------------

*<F5>  See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

                               THE HENLOPEN FUND

                              FINANCIAL HIGHLIGHTS
 (Selected data for each share of the Fund outstanding throughout each period)

                                                      (UNAUDITED)
                                                        FOR THE                       FOR THE YEARS ENDED JUNE 30,
                                                     PERIOD ENDING     ----------------------------------------------------------
                                                        12/31/01         2001        2000         1999        1998         1997
                                                     -------------     --------    --------     --------    --------     --------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                 $ 19.15        $ 28.39     $ 19.84      $ 17.04     $ 15.83      $ 17.47
   Income from investment operations:
       Net investment loss (a)<F6>                        (0.09)         (0.16)      (0.25)       (0.11)      (0.03)       (0.08)
       Net realized and unrealized
         (losses) gains on investments                     0.97          (7.85)      10.18         2.91        4.55         0.58
                                                        -------        -------     -------      -------     -------      -------
   Total from investment operations                        0.88          (8.01)       9.93         2.80        4.52         0.50

   Less distributions:
       Dividend from net investment income                   --             --          --           --          --           --
       Distributions from net realized gains              (0.04)         (1.23)      (1.38)          --       (3.31)       (2.14)
                                                        -------        -------     -------      -------     -------      -------
   Total from distributions                               (0.04)         (1.23)      (1.38)          --       (3.31)       (2.14)
                                                        -------        -------     -------      -------     -------      -------
   Net asset value, end of period                       $ 19.99        $ 19.15     $ 28.39      $ 19.84     $ 17.04      $ 15.83
                                                        -------        -------     -------      -------     -------      -------
                                                        -------        -------     -------      -------     -------      -------

TOTAL INVESTMENT RETURN                                    4.6%**<F8>  (28.0)%       53.7%        16.4%       32.8%         5.0%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's $)               143,152        150,872     240,106       63,009      39,966       28,979
   Ratio of expenses to average net assets                 1.4%*<F7>      1.3%        1.4%         1.5%        1.5%         1.6%
   Ratio of net investment loss
     to average net assets                               (1.0)%*<F7>    (0.7)%      (1.0)%       (0.6)%      (0.7)%       (0.7)%
   Portfolio turnover rate                                62.6%         287.7%      156.9%       162.1%      116.3%       140.6%

(a)<F6> In the period ending December 31, 2001 and the years ending June 30, 2001, 2000 and 1999, net investment loss per share is calculated using average shares outstanding. In prior years, net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
  *<F7>   Annualized.
 **<F8>   Not Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 2001 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of The Henlopen Fund (the "Fund"), which is organized as a Delaware Business Trust and is registered as an open-end management company under the Investment Company Act of 1940, as amended. The Fund commenced operations on December 2, 1992. The investment objective of the Fund is long-term capital appreciation.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Short-term investments with maturities of 60 days or less are valued at cost which approximates market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts, as reported on the statement of net assets, are substantially the same for Federal income tax purposes.

     (b) Net realized gains and losses on sales of securities are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund has utilized $18,898 of post-October losses from the prior year to offset current year net capital gains, as provided by tax regulations.

     (d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (e) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Fund has a management agreement with Landis Associates, Inc. (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1% on the daily net assets of the Fund.

     The Fund has an administrative agreement with Fiduciary Management, Inc. ("FMI"), with whom an officer of the Fund is affiliated, to supervise all aspects of the Fund's operations except those performed by the Adviser. Under the terms of the agreement, the Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% on the first $30,000,000 of the daily net assets of the Fund, 0.1% on the daily net assets of the Fund on the next $30,000,000 and 0.05% on the daily net assets of the Fund over $60,000,000.

(3)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders.

(4)  INVESTMENT TRANSACTIONS --

     For the period ended December 31, 2001, purchases and proceeds of sales of investment securities (excluding short-term securities) were $82,576,420 and $99,874,362, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of December 31, 2001, liabilities of the Fund included the following:

     Payable to brokers for investments purchased                  $831,037
     Payable to the Adviser for management fees                     119,192
     Payable for shareholder redemptions                             23,257
     Other liabilities                                               90,357

(6)  SOURCES OF NET ASSETS --

     As of December 31, 2001 the sources of net assets were as follows:

     Fund shares issued and outstanding                        $176,857,084
     Net unrealized depreciation on investments                 (36,643,844)
     Accumulated net realized gain                                2,938,518
                                                               ------------
                                                               $143,151,758
                                                               ------------
                                                               ------------

     Aggregate net unrealized depreciation as of December 31, 2001, consisted of the following:

     Aggregate gross unrealized appreciation                   $ 21,202,153
     Aggregate gross unrealized depreciation                    (57,845,997)
                                                               ------------
          Net unrealized depreciation                          $(36,643,844)
                                                               ------------
                                                               ------------

(7)  REQUIRED FEDERAL INCOME TAX DISCLOSURES (UNAUDITED) --

     In early 2001, shareholders received information regarding all distributions paid to them by the Fund during the fiscal year ending June 30, 2001. The Fund hereby designates $9,625,066 as long-term capital gain distributions.

     The percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended June 30, 2001 was 38.9%.

                               BOARD OF TRUSTEES

                              ROBERT J. FAHEY, JR.
                                Senior Director
                              Cushman & Wakefield
                           Philadelphia, Pennsylvania

                            STEPHEN L. HERSHEY, M.D.
                             President, First State
                         Orthopaedic Consultants, P.A.
                                Newark, Delaware

                               MICHAEL L. HERSHEY
                                   Chairman,
                             Landis Associates LLC
                          Kennett Square, Pennsylvania

                                  JOHN A. KROL
                             Chairman/CEO (Retired)
                             E.I. DuPont de Nemours
                              Wilmington, Delaware

                            U.S. BANK INSTITUTIONAL
                                TRUST & CUSTODY
                                   Custodian

                               U.S. BANCORP FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                            Independent Accountants

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                    (610-925-0400)     WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.